Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Maturities of Long-Term Debt	Maturities of debt (including related parties) as of June 30, 2021 are as follows:
2021 (July to December)	$1,585,493
2022	1,425,594
2023	35,468
2024	402,724
2025	14,307
Total	$3,463,586
Maturities of long-term debt (including related parties) as of December 31, 2020 are as follows:
2021	$1,074,067
2022	184,237
2023	46,147
2024	230,000
2025	15,640
Total	$1,550,091